Trade Accounts Receivable	12 Months Ended
Dec. 31, 2019
Trade Accounts Receivable (Abstract)
Trade accounts receivable
6.	Trade accounts receivable

	2019		2018

Trade account receivables	Ps.	260,727	208,116

Expected credit loss		(13,640)	(9,340)

	Ps.	247,087	198,776

Trade accounts receivable from customers detailed above are measured at their amortized cost. The average related to the turnover of accounts receivable is 30 days. No interest is charged on outstanding trade receivables.

The Group always measures the loss allowance for trade receivables at an amount equal to lifetime ECL. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor's current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date. See Note 20 for information on exposure to credit and market risks.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period.

The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or when the trade receivables are over one year past due, whichever occurs earlier. None of the trade receivables that have been written off is subject to enforcement activities.

The following table details the risk profile of trade receivables based on the Group's provision matrix. As the Group's historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group's different customer base.

Trade receivables – days past due
December 31, 2019	Not past due		14-21	21 – 28	>28	Total

Expected credit loss rate		2%	20%	49%	42%
Estimated total gross carrying amount at default	Ps.	207,032	12,098	7,045	29,807	255,982
Expected credit loss	Ps.	3,950	2,454	3,477	12,634	22,515

Trade receivables – days past due
December 31, 2018	Not past due		14-21	21 – 28	>28	Total

Expected credit loss rate		1%	16%	37%	38%
Estimated total gross carrying amount at default	Ps.	194,366	13,794	5,681	33,438	247,279
Expected credit loss	Ps.	1,910	2,150	2,108	12,531	18,699

The following table shows the movement in lifetime ECL that has been recognized for trade and other receivables in accordance with the simplified approach set out in IFRS 9.

	Total

Balance as at January 1, 2018	Ps.	(4,333)
Expected credit loss		(18,699)
Amounts written off		13,692
Balance as at 31 December 2018		(9,340)
Expected credit loss		(22,515)
Amounts written off		18,215
Balance as at December 31, 2019	Ps.	(13,640)